Financial Liabilities at FVTPL	12 Months Ended
Dec. 31, 2021
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities at FVTPL
20. FINANCIAL LIABILITIES AT FVTPL

(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Financial instruments at fair value through profit or loss measured at fair value	6,794,192	4,873,458
Financial liabilities at fair value through profit or loss designated as upon initial recognition	19,630	—

Total	6,813,822	4,873,458

(2)	Financial liabilities at fair value through profit or loss measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Deposits
Gold banking liabilities	49,279	65,016
Borrowings
Securities sold	285,026	241,174
Derivative liabilities	6,459,887	4,567,268

Total	6,794,192	4,873,458

(3)	Financial liabilities at fair value through profit or loss designated as upon initial recognition as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Equity-linked securities
Equity-linked securities in short position	19,630	—
These contacts are designated as financial liabilities at fair value through profit or loss because these contracts contain one or more embedded derivatives and are hybrid (combined) contracts in accordance with IFRS 9
Financial Instrument
.

(4)	There are no accumulated changes in credit risk adjustments to financial liabilities at fair value through profit or loss designated as upon initial recognition.
The adjustment to reflect Group’s credit risk is considered in measuring the fair value of equity-linked securities index. The Group’s credit risk is determined by adjusting credit spread observed in credit rating of Group.

(5)
The difference between carrying amount and maturity amount of financial liabilities at fair value through profit or loss designated as upon initial recognition (Financial liabilities designated as at FVTPL) are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Carrying amount	19,630	—
Nominal amount at maturity	25,780	—

Difference	(6,150)	—